Credit Risk - Disclosure of LTV Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	£ 184,317	£ 174,712
Collateral value, stock	184,269	174,637
Loan-to-value, stage 3	1,827	1,796
Collateral value, stage 3	1,818	1,784
Loan-to-value, new business	34,127	32,013
Collateral value, new business	34,126	32,012
Collateral against loans in negative equity	323	455
ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	252	190
Loan-to-value, stage 3	95	89
Up to 50%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	87,379	78,911
Loan-to-value, stage 3	1,111	942
Loan-to-value, new business	4,890	4,997
Up to 50% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	37	25
Loan-to-value, stage 3	14	9
>50-60%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	35,664	30,328
Loan-to-value, stage 3	283	301
Loan-to-value, new business	4,014	4,379
>50-60% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	29	22
Loan-to-value, stage 3	11	10
>60-70%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	33,868	32,803
Loan-to-value, stage 3	197	227
Loan-to-value, new business	6,104	6,517
>60-70% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	50	25
Loan-to-value, stage 3	16	11
>70-80%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	17,824	24,217
Loan-to-value, stage 3	110	154
Loan-to-value, new business	10,094	10,242
>70-80% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	45	30
Loan-to-value, stage 3	15	14
>80-90%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	7,339	6,565
Loan-to-value, stage 3	42	68
Loan-to-value, new business	6,002	4,558
>80-90% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	29	21
Loan-to-value, stage 3	9	10
>90-100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	1,873	1,360
Loan-to-value, stage 3	32	39
Loan-to-value, new business	2,999	1,270
>90-100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	17	16
Loan-to-value, stage 3	9	9
>100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	370	528
Loan-to-value, stage 3	52	65
Loan-to-value, new business	24	50
>100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	45	51
Loan-to-value, stage 3	£ 21	£ 26
Average LTV - Balance weighted
Disclosure of credit risk exposure [line items]
Percentage of loan to value, stock	50.00%	52.00%
Percentage of loan to value, stage 3	47.00%	51.00%
Percentage of loan to value, new business	69.00%	66.00%
Average LTV - Simple
Disclosure of credit risk exposure [line items]
Percentage of loan to value, stock	39.00%	41.00%